Common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance, amount	$ 8,545,409	$ 12,092,577
Balance, shares	$ (262,664)	$ 8,545,409	$ 12,092,577
Unlimited number of common shares
Beginning Balance, Shares	78,025,237	68,949,109	65,250,710
Rights offering, net of issuance costs, Shares			2,149,180
Private placement, net of issuance costs, Shares	0	8,510,000	1,148,282
Issuance For Employee Stock Purchase Plan, Shares	469,947	309,509	188,633
Issuance For Restricted Stock Units, Shares	0	256,619	212,304
Ending Balance, Shares	78,495,184	78,025,237	68,949,109
Balance, amount	$ 98,179,271	$ 96,423,648	$ 95,779,352
Rights offering, net of issuance costs, Amount	0		216,062
Private placement, net of issuance costs, Amount		1,622,057	216,182
Issuance For Employee Stock Purchase Plan, Amount	$ 83,239	$ 66,755	$ 89,127
Issuance For Restricted Stock Units, Amount	0	66,811	122,925
Balance, shares	$ 98,262,510	$ 98,179,271	$ 96,423,648